Financial risks (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Schedule of Maximum Exposure to Credit Risk
The table that follows shows the Group’s maximum exposure to credit risk from investments in general account financial assets, as well as general account derivatives and reinsurance assets, collateral held and net exposure. Please refer to note 45 and 46 for further information on capital commitments and contingencies and on collateral given, which may expose the Group to credit risk.

2020	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guarantees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcollater - alization)	Net exposure
Debt securities - carried at fair value	99,350	-	-	245	-	-	-	245	-	99,105

Money market and other short-term investments - carried at fair value	4,667	-	330	-	-	-	-	330	19	4,357

Mortgage loans - carried at amortized cost	38,244	2,685	-	60	64,028	-	-	66,772	28,655	126

Private loans - carried at amortized cost	4,358	45	-	-	-	-	-	45	-	4,313

Other loans - carried at amortized cost	1,917	-	-	-	-	-	1,786	1,786	1,293	1,424

Other financial assets - carried at fair value	3,641	-	-	-	-	-	-	-	-	3,641

Derivatives	13,238	4,873	60	29	-	8,373	-	13,336	135	38

Reinsurance assets	18,910	-	3,578	117	-	-	-	3,694	-	15,216

At December 31	184,326	7,603	3,967	450	64,028	8,373	1,786	86,207	30,101	128,220

2019	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guarantees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcollateral - ization)	Net exposure

Debt securities - carried at fair value	86,853	-	-	267	-	-	-	267	-	86,586

Money market and other short-term investments - carried at fair value	5,327	-	363	-	-	-	-	363	23	4,987

Mortgage loans - carried at amortized cost	37,750	2,648	-	65	61,159	-	-	63,872	26,249	127

Private loans - carried at amortized cost	4,487	51	-	-	-	-	-	51	-	4,436

Other loans - carried at amortized cost	2,353	-	-	-	-	-	2,008	2,008	1,329	1,674

Other financial assets - carried at fair value	4,083	-	-	-	-	-	-	-	-	4,083

Derivatives	10,658	2,666	47	31	-	8,186	-	10,930	283	10

Reinsurance assets	20,253	-	3,884	105	-	-	-	3,989	-	16,263

At December 31	171,764	5,365	4,294	468	61,159	8,186	2,008	81,481	27,884	118,167

Summary of Credit Risk Rating Grades
Aegon group level long-term counterparty exposure limits are as follows:

Group limits per credit rating

Amounts in EUR million	2020	2019

AAA	900	900

AA	900	900

A	675	675

BBB	450	450

BB	250	250

B	125	125

CCC or lower	50	50

Schedule of Ratings Distribution of General Account Portfolios
The ratings distribution of general account portfolios of Aegon’s major reporting units, excluding reinsurance assets, are presented in the table that follows, organized by rating category and split by assets that are valued at fair value and assets that are valued at amortized cost. Aegon uses a composite rating based on a combination of the external ratings of S&P, Moody’s, Fitch and National Association of Insurance Commissioners (NAIC which is for US only) and internal ratings. The rating used is the lower of the external rating and the internal rating.

Credit rating general account investments, excluding reinsurance assets 2020	Americas		The Netherlands		United Kingdom		International
	Amortized		Amortized		Amortized		Amortized
	cost	Fair value	cost	Fair value	cost	Fair value	cost	Fair value

AAA	1,066	15,551	1,913	14,362	-	43	-	925

AA	3,494	4,112	74	7,663	-	605	-	617

A	3,369	21,741	46	14,421	-	337	49	2,604

BBB	631	21,049	1,098	4,031	-	173	(4)	3,242

BB	56	1,847	46	248	-	1	-	230

B	-	611	-	100	-	-	45	302

CCC or lower	-	556	-	15	-	-	1	12

Assets not rated	1,775	3,360	30,492	1,464	-	848	30	80

Total	10,390	68,828	33,669	42,305	-	2,008	120	8,014

Past due and / or impaired assets	87	1,130	212	14	-	-	-	88
At December 31	10,477	69,958	33,882	42,319	-	2,008	120	8,102

Credit rating general account investments, excluding reinsurance assets 2020	Asset Management		Total 2020 1)
	Amortized		Amortized		Total carrying
	cost	Fair value	cost	Fair value	value

AAA	-	159	2,980	31,042	34,021

AA	-	3	3,567	13,001	16,568

A	-	4	3,464	39,123	42,586

BBB	-	15	1,725	28,510	30,235

BB	-	16	102	2,372	2,473

B	-	8	45	1,022	1,067

CCC or lower	-	2	1	585	586

Assets not rated	-	1	32,336	5,984	38,320

Total	-	208	44,219	121,637	165,856
Past due and / or impaired assets	-	-	300	1,238	1,538
At December 31	-	208	44,519	122,875	167,394

1	Includes investments of Holding and other activities.

Credit rating general account investments, excluding reinsurance assets 2019	Americas		The Netherlands		United Kingdom		International
	Amortized		Amortized		Amortized		Amortized
	cost	Fair value	cost	Fair value	cost	Fair value	cost	Fair value

AAA	1,311	14,664	1,799	13,342	-	91	-	1,047

AA	3,671	4,162	82	7,625	-	624	-	601

A	3,580	19,752	47	8,271	-	307	61	2,852

BBB	275	19,062	970	1,758	-	120	5	3,102

BB	15	1,314	49	97	-	1	-	168

B	4	926	-	2	-	-	36	312

CCC or lower	-	677	-	-	-	-	-	13

Assets not rated	1,971	4,028	30,306	1,493	-	959	58	89

Total	10,827	64,584	33,251	32,589	-	2,103	160	8,185

Past due and / or impaired assets	95	1,051	210	19	-	-	-	9

At December 31	10,922	65,635	33,460	32,609	-	2,103	160	8,194

Credit rating general account investments, excluding reinsurance assets 2019	Asset Management		Total 2019 1)
	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	-	164	3,110	29,322	32,431

AA	-	2	3,752	13,014	16,766

A	-	11	3,688	31,206	34,895

BBB	-	15	1,249	24,058	25,307

BB	-	27	64	1,678	1,742

B	-	34	40	1,274	1,314

CCC or lower	-	9	-	699	699

Assets not rated	-	5	32,383	6,789	39,172

Total	-	266	44,286	108,040	152,327

Past due and / or impaired assets	-	-	305	1,101	1,406

At December 31	-	266	44,591	109,142	153,732

1	Includes investments of Holding and other activities.

Summary of Credit Quality of Gross Positions of Reinsurance Assets
The following table shows the credit quality of the gross positions in the statement of financial position for general account reinsurance assets specifically:

	Carrying value 2020	Carrying value 2019

AAA	-	-

AA	9,025	10,193

A	9,430	9,713

Below A	34	40

Not rated	421	307

At December 31	18,910	20,253

Schedule of Credit Risk Concentration
The tables that follow present specific credit risk concentration information for general account financial assets.

Credit risk concentrations – debt securities and money market investments 2020	Americas	The Netherlands	United Kingdom	International	Asset Manage- ment	Total 2020 1)	Of which past due and / or impaired assets

Residential mortgage-backed securities (RMBSs)	2,317	165	-	80	3	2,565	736

Commercial mortgage-backed securities (CMBSs)	2,970	12	122	495	-	3,599	9

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	422	1,703	-	35	-	2,159	1

ABSs – Other	1,584	11	74	294	2	1,965	9

Financial - Banking	6,144	4,520	164	1,034	2	11,863	9

Financial - Other	9,080	706	78	744	135	10,760	35

Industrial	25,070	6,154	210	3,073	11	34,518	255

Utility	4,872	401	78	610	-	5,960	143

Government bonds	11,282	17,208	434	1,658	46	30,627	4
At December 31	63,739	30,880	1,160	8,022	199	104,018	1,200

1	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk 2020	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2020 1)

United States	10,623	61	-	503	2	11,189

Netherlands	-	6,505	-	-	-	6,505

United Kingdom	-	3	368	-	17	387

Austria	-	1,318	-	9	-	1,326

Belgium	-	1,255	-	5	-	1,260

Finland	-	42	-	-	-	42

France	-	1,779	34	3	-	1,816

Germany	-	4,869	-	-	-	4,869

Hungary	2	-	-	375	1	378

Luxembourg	-	950	-	1	-	951

Spain	-	146	-	208	-	354

Rest of Europe	87	165	-	434	3	689

Rest of world	567	115	32	115	24	854
Supranational	3	-	-	4	-	7

At December 31	11,282	17,208	434	1,658	46	30,627

1	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating 2020 2)	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2020 1)

AAA	22,335	766	6,256	1,585	30,942

AA	5,657	4,181	1,352	-	11,190

A	1,056	26,438	1,224	-	28,718

BBB	1,175	26,769	320	-	28,264

BB	90	2,055	133	-	2,279

B	308	639	53	-	1,000

CCC or lower	6	282	949	-	1,237

Assets not rated	-	2	2	385	388

At December 31	30,627	61,132	10,289	1,970	104,018

1	Includes investments of Holding and other activities.
2	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – debt securities and money market investments 2019	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2019 1)	Of which past due and / or impaired assets

Residential mortgage-backed securities (RMBSs)	2,289	311	-	128	-	2,729	909

Commercial mortgage-backed securities (CMBSs)	3,428	13	128	584	1	4,154	8

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	519	1,050	-	73	-	1,642	4

ABSs – Other	1,724	73	72	389	-	2,258	1

Financial - Banking	6,561	2,684	154	1,152	3	10,554	4

Financial - Other	8,885	191	38	813	154	10,096	4

Industrial	23,158	2,243	234	3,142	57	28,835	61

Utility	3,760	136	67	447	1	4,411	52

Government bonds	9,558	16,072	449	1,376	44	27,500	2

At December 31	59,882	22,773	1,143	8,106	260	92,180	1,046

1	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk 2019	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2019 1)

United States	8,893	1	-	314	2	9,210

Netherlands	-	6,316	-	-	-	6,316

United Kingdom	-	-	362	-	18	380

Austria	-	1,227	-	4	-	1,230

Belgium	-	1,097	21	5	-	1,123

Finland	-	135	-	-	-	135

France	-	1,512	35	3	-	1,551

Germany	-	4,649	-	-	-	4,649

Hungary	2	-	-	345	-	348

Luxembourg	-	807	-	-	-	807

Spain	-	95	-	273	-	368

Rest of Europe	85	216	-	342	3	646

Rest of world	576	17	32	90	22	737

Supranational	1	-	-	-	-	1

At December 31	9,558	16,072	449	1,376	44	27,500

1	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating 2019 2)	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2019 1)

AAA	20,324	719	6,344	1,861	29,248

AA	4,903	3,514	1,429	2	9,848

A	899	22,416	1,378	-	24,693

BBB	949	22,137	284	-	23,371

BB	110	1,292	122	-	1,524

B	297	956	27	-	1,280

CCC or lower	18	309	1,197	-	1,524

Assets not rated	-	3	3	686	691

At December 31	27,500	51,347	10,783	2,549	92,180

1	Includes investments of Holding and other activities.
2	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – mortgage loans 2020	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2020	Of which past due and / or impaired assets

Agricultural	59	-	-	-	-	59	-

Apartment	4,169	-	-	-	-	4,169	86

Industrial	1,240	-	-	-	-	1,240	-

Office	1,624	-	-	-	-	1,625	-

Retail	1,383	7	-	-	-	1,390	1

Other commercial	223	25	-	-	-	248	1

Residential	8	29,505	-	1	-	29,514	173

At December 31	8,706	29,537	-	1	-	38,244	261

Credit risk concentrations – mortgage loans 2019	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2019	Of which past due and / or impaired assets

Agricultural	69	-	-	-	-	69	-

Apartment	4,383	-	-	-	-	4,383	94

Industrial	1,266	-	-	-	-	1,266	-

Office	1,395	-	-	-	-	1,395	-

Retail	1,575	8	-	-	-	1,583	1

Other commercial	258	43	-	-	-	302	1

Residential	9	28,742	-	1	-	28,752	163

At December 31	8,956	28,793	-	1	-	37,750	259

Summary of Income Received From Investments in RMBSs, SMBSs and ABSs

		Total income 2020		December 31, 2020
2020	Interest income	Total gains and losses on sale of assets	Total	Investments

Residential mortgage-backed securities	120	25	144	2,565

Commercial mortgage-backed securities	128	92	220	3,599

Asset-backed securities	38	(5)	34	2,159

ABSs - Other	79	104	183	1,965
Total	366	215	581	10,289

		Total income 2019		December 31, 2019
2019	Interest income	Total gains and losses on sale of assets	Total	Investments

Residential mortgage-backed securities	140	97	237	2,729

Commercial mortgage-backed securities	138	182	320	4,153

Asset-backed securities	47	(1)	45	1,642

ABSs - Other	87	81	168	2,258
Total	412	358	769	10,782

Summary of Amortized Cost and Fair Value of Debt Securities
The amortized cost and fair value of debt securities, money market investments and other, included in Aegon’s available-for-sale
(AFS) portfolios, are as follows as of December 31, 2020, and December 31, 2019.

2020	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses
Debt securities, money market instruments and other
United States government	8,336	2,608	(9)	10,935	10,661	274
Dutch government	4,769	1,736	-	6,505	6,502	3
Other government	9,085	3,660	(8)	12,736	12,465	271
Mortgage-backed securities	5,678	482	(69)	6,092	5,314	777
Asset-backed securities	3,980	158	(17)	4,121	2,789	1,332
Corporate	45,986	7,404	(98)	53,292	51,252	2,039
Money market investments	4,559	-	(1)	4,558	4,136	422
Other	1,032	39	(75)	996	616	380
Total	83,426	16,087	(277)	99,235	93,736	5,499

Of which held by Aegon Americas and NL	74,880	14,938	(249)	89,569	84,593	4,976

2019	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses
Debt securities, money market instruments and other
United States government	7,443	1,377	(8)	8,812	8,478	335
Dutch government	4,869	1,448	-	6,316	6,267	49
Other government	8,901	2,989	(17)	11,872	11,662	210
Mortgage-backed securities	6,366	470	(25)	6,811	5,773	1,037
Asset-backed securities	3,776	103	(9)	3,869	2,881	989
Corporate	40,552	4,853	(167)	45,238	42,801	2,437
Money market investments	5,169	-	-	5,169	4,702	467
Other	976	49	(117)	908	628	280
Total	78,052	11,289	(345)	88,995	83,192	5,803

Of which held by Aegon Americas and NL	69,012	10,493	(327)	79,178	74,025	5,153

Summary of Composition by Industry Category of Available-for-Sale (AFS) Debt Securities, Money Market Investments and Other in an Unrealized Loss Position
The composition by industry category of Aegon’s
available-for-sale
(AFS) debt securities, money market investments and other in an unrealized loss position at December 31, 2020, and December 31, 2019, is presented in the following table:

	December 31, 2020		December 31, 2019
Unrealized losses - debt securities, money market investments and other	Carrying value of instruments with unrealized losses	Unrealized losses	Carrying value of instruments with unrealized losses	Unrealized losses
Residential mortgage-backed securities (RMBSs)	142	(17)	413	(18)
Commercial mortgage-backed securities (CMBSs)	543	(40)	494	(6)
Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	1,183	(13)	662	(5)
ABSs - Other	123	(3)	242	(4)
Financial Industry - Banking	149	(7)	349	(20)
Financial Industry - Insurance	85	(7)	104	(5)
Financial Industry - Other	536	(9)	615	(15)
Industrial	1,141	(60)	1,293	(105)
Utility	333	(9)	249	(10)
Government	361	(10)	453	(23)
Other	380	(75)	279	(117)
Total held by Aegon Americas and NL	4,976	(249)	5,153	(327)
Held by other segments	523	(28)	650	(18)
Total	5,499	(277)	5,803	(345)

Summary of Breakdown of RMBS Available-for-Sale (AFS) Portfolio	The following table shows the breakdown of Aegon Americas RMBS available-for-sale
(AFS) portfolio.

AFS RMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
GSE guaranteed	1,081	2	1	-	-	1,083	1,101
Prime jumbo	4	14	1	-	13	31	38
Alt-A	9	83	11	8	177	288	352
Negative amortization floaters	-	2	-	6	302	311	367
Other housing	3	15	5	4	278	306	389
At December 31, 2020	1,097	116	18	18	770	2,020	2,248

Of which insured	-	8	16	4	63	90	84

AFS RMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
GSE guaranteed	735	43	-	-	-	778	782
Prime jumbo	6	16	1	2	32	56	62
Alt-A	48	59	15	10	242	373	462
Negative amortization floaters	-	2	-	9	382	394	468
Other housing	2	9	2	7	317	337	449
At December 31, 2019	790	129	18	28	973	1,938	2,222

Of which insured	-	-	16	4	88	109	100

Summary of Credit Quality of Available-For-Sale (AFS) CMBS Portfolio
The tables below summarize the credit quality of Aegon America’s available-for-sale
(AFS) CMBS portfolio. Additionally, as of December 31, 2020, Aegon Americas has no investments in CMBS (2019: EUR nil), which are classified as fair value through profit or loss.

CMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value

CMBS	2,013	600	138	34	51	2,836	2,970

At December 31, 2020	2,013	600	138	34	51	2,836	2,970

CMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value

CMBS	2,540	639	109	7	29	3,323	3,427

At December 31, 2019	2,540	639	109	7	29	3,323	3,427

Summary of Breakdown of Quality of Available-for-Sale (AFS) ABS Portfolio
The breakdown by quality of the
available-for-sale
(AFS) ABS portfolio of Aegon Americas and Aegon the Netherlands is as follows:

ABS US and NL	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
Credit cards	43	1	-	-	-	44	57
Autos	32	47	2	22	40	142	145
Small business loans	-	-	-	-	12	12	12
CDOs backed by ABS, Corp. bonds, Bank loans	1,802	197	39	41	47	2,126	2,124
Other ABS	350	99	740	103	6	1,298	1,379
At December 31, 2020	2,227	344	781	165	104	3,622	3,717

ABS US and NL	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
Credit cards	66	1	-	-	-	67	77
Autos	147	-	72	2	-	220	222
Small business loans	-	-	2	6	13	21	21
CDOs backed by ABS, Corp. bonds, Bank loans	1,201	229	45	42	49	1,567	1,569
Other ABS	429	98	760	104	9	1,400	1,444
At December 31, 2019	1,843	329	878	154	71	3,274	3,332

The fair values of Aegon Americas and Aegon the Netherlands
available-for-sale
(AFS) ABS instruments were determined as follows:

	Level II	Level III	Total 2020	Level II	Level III	Total 2019
ABSs	3,541	176	3,717	2,668	664	3,332

Summary of Composition by Maturity of all Available-for-Sale Debt Securities in an Unrealized Loss Position
The table below shows the composition by maturity of all
available-for-sale
debt securities in an unrealized loss position held by Aegon Americas and Aegon the Netherlands.

	December 31, 2020		December 31, 2019
Debt securities	Carrying value of securities with gross unrealized losses	Gross unrealized losses	Carrying value of securities with gross unrealized losses	Gross unrealized losses
One year or less	708	(9)	247	(1)
Over 1 through 5 years	1,242	(55)	983	(26)
Over 5 through 10 years	955	(40)	1,175	(47)
Over 10 years	1,326	(71)	2,002	(135)
Total	4,230	(174)	4,407	(210)

Summary of Composition by Credit Quality of Debt Securities, Available-for-Sale, in an Unrealized Loss Position
The table below shows the composition by credit quality of debt securities, available-for-sale,
in an unrealized loss position held by Aegon Americas and Aegon the Netherlands.

	December 31, 2020		December 31, 2019
Debt securities	Carrying value of securities with unrealized losses	Unrealized losses	Carrying value of securities with unrealized losses	Unrealized losses
AAA	1,604	(13)	1,340	(10)
AA	411	(13)	452	(8)
A	759	(17)	662	(13)
BBB	787	(36)	1,345	(58)
BB	304	(31)	181	(17)
B	184	(15)	186	(25)
Below B	182	(49)	240	(78)
Total	4,230	(174)	4,407	(210)

Summary of Available-for-Sale Debt Securities With Unrealized Losses by Investment and Length of Time Individual Securities
The table below provides the length of time an
available-for-sale
security has been below cost and the respective unrealized loss.

	At December 31, 2020
Debt securities	Investment grade carrying value of securities with unrealized losses	Below investment grade carrying value of securities with unrealized losses	Investment grade unrealized loss	Below investment grade unrealized loss
0 – 6 months	1,640	97	(25)	(10)
6 – 12 months	1,073	363	(26)	(37)
> 12 months	847	210	(28)	(48)
Total	3,560	670	(79)	(95)

	At December 31, 2019
Debt securities	Investment grade carrying value of securities with unrealized losses	Below investment grade carrying value of securities with unrealized losses	Investment grade unrealized loss	Below investment grade unrealized loss
0 – 6 months	2,178	132	(35)	(7)
6 – 12 months	128	45	(2)	(4)
> 12 months	1,493	432	(52)	(110)
Total	3,799	608	(89)	(121)
The unrealized loss increased during 2020 mainly due to widening credit spreads and increasing US Treasury rates.

Aging and severity unrealized losses
The table below provides the length of time a below investment grade security has been in an unrealized loss position and the percentage of carrying value (CV) to amortized cost in Aegon Americas and Aegon the Netherlands.

	2020		2019
Aging and severity unrealized losses debt securities	Carrying value	Unrealized losses	Carrying value	Unrealized losses

CV 70-100% of amortized cost	94	(2)	131	(6)

CV 40-70% of amortized cost	-	-	1	(1)

CV < 40% of amortized cost	3	(7)	-	-

0-6 months	97	(10)	132	(7)

CV 70-100% of amortized cost	349	(26)	43	(3)

CV 40-70% of amortized cost	14	(11)	1	(1)

CV < 40% of amortized cost	-	-	-	-

6-12 months	363	(37)	45	(4)

CV 70-100% of amortized cost	43	(4)	175	(21)

CV 40-70% of amortized cost	5	(4)	33	(22)

CV < 40% of amortized cost	-	-	4	(9)

12-24 months	48	(8)	213	(52)

CV 70-100% of amortized cost	143	(17)	192	(24)

CV 40-70% of amortized cost	17	(20)	13	(9)

CV < 40% of amortized cost	2	(3)	14	(25)

> 24 months	162	(41)	219	(58)

Total	670	(95)	608	(121)

Summary of Realized Gains and Losses on Debt Securities
The following table provides the realized gains and losses on the debt securities of Aegon Americas and Aegon the Netherlands for the twelve months ended December 31, 2020, and December 31, 2019.

Gross realized gains and (losses)	Gross realized gains	Gross realized losses

December 31, 2020

Debt securities	161	(49)

December 31, 2019

Debt securities	405	(66)

Summary of Length of Time Security and Respective Realized Loss
The table below provides the length of time the security was below cost prior to the sale and the respective realized loss for assets not considered impaired.

	Gross realized losses
	0 -12 months	>12 months	Total

December 31, 2020

Debt securities	(35)	(13)	(49)

December 31, 2019

Debt securities	(32)	(34)	(66)

Summary of Composition of Impairment Losses and Recoveries
The composition of Aegon Americas and Aegon the Netherlands’ bond impairment losses and recoveries by issuer for the periods ended December 31, 2020, and December 31, 2019, is presented in the table below. Those issuers with impairments or recoveries above EUR 25 million are specifically noted.

	2020	2019
	(Impairment) / recovery	(Impairment) / recovery
Impairments:

Other (none individually greater than EUR 25 million)	(156)	(49)

Subtotal	(156)	(49)

Recoveries:

Total recoveries	26	66

Sub-total	26	66

Net (impairments) and recoveries	(130)	17

Summary of Financial Assets that are Either Past Due or Impaired

	2020				2019
Past due but not impaired assets	0-6 months	6-12 months	> 1 year	Total	0-6 months	6-12 months	> 1 year	Total

Debt securities - carried at fair value	369	34	9	412	70	21	10	101

Mortgage loans	169	55	1	226	198	3	-	201

Other loans	24	8	5	36	35	4	4	43

Accrued interest	5	1	1	8	1	-	1	2

Other financial assets - carried at fair value	-	-	-	-	22	-	-	22

At December 31	567	98	16	681	326	28	16	370

Impaired financial assets	Carrying amount 2020	Carrying amount 2019

Shares	38	30

Debt securities - carried at fair value	789	945

Mortgage loans	36	58

Other loans	3	3

Other financial assets - carried at fair value	2	4

At December 31	867	1,039

Summary of Unrealized Gains and Losses on Share Positions
The table below represents the unrealized gains and losses on share positions held by Aegon Americas and Aegon the Netherlands.

	Cost basis	Carrying value	Net unrealized gains / (losses)	Carrying value of securities with gross unrealized gains	Gross unrealized gains	Carrying value of securities with gross unrealized losses	Gross unrealized losses
December 31, 2020 Shares	222	266	44	237	58	29	(14)
December 31, 2019
Shares	290	312	23	254	47	58	(24)

Summary of Composition of Shares by Industry Sector in Unrealized Loss Position
The composition of shares by industry sector in an unrealized loss position held by Aegon Americas and Aegon the Netherlands at December 31, 2020, and December 31, 2019 is presented in the following table.

	2020		2019
Unrealized losses on shares	Carrying value of instruments with unrealized losses	Unrealized losses	Carrying value of instruments with unrealized losses	Unrealized losses
Financials	24	(10)	28	(10)
Other	5	(4)	30	(14)
Total	29	(14)	58	(24)

Summary of Shares Cost Prior to Impairment
The table below provides the length of time the shares held by Aegon Americas and Aegon the Netherlands were below cost prior to their impairment in 2020 and 2019.

In million EUR	0-6 months
2020 Shares	(4)
2019 Shares	(2)

Summary of General Account Equity Real Estate and Other Non-fixed-income Portfolio
The general account equity, real estate and other
non-fixed-income
portfolio of Aegon is as follows:

Equity, real estate and non-fixed income exposure	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total 2020

Equity funds	154	40	-	68	8	-	270

Common shares 1)	161	-	34	6	-	16	218

Preferred shares	127	-	-	-	-	27	155

Investments in real estate	37	2,331	-	16	-	-	2,385

Hedge funds	74	-	-	-	-	-	75

Other alternative investments	1,557	381	-	-	-	7	1,945

Other financial assets	1,104	1,046	800	6	1	-	2,957

At December 31	3,215	3,799	834	97	10	51	8,005

1	Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.

Equity, real estate and non-fixed income exposure	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total 2019

Equity funds	161	35	-	63	-	-	259

Common shares 1)	130	-	17	15	2	94	258

Preferred shares	208	-	-	-	-	70	279

Investments in real estate	653	2,229	-	19	-	-	2,901

Hedge funds	699	-	-	-	2	-	702

Other alternative investments	1,366	405	-	-	-	17	1,787

Other financial assets	1,055	1,080	874	10	1	-	3,020

At December 31	4,272	3,750	891	106	6	181	9,205

1	Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.

Summary of Market Risk Concentrations in Shares

Market risk concentrations – shares	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2020 1)	Of which impaired assets

Communication	1	-	-	-	-	4	-

Consumer	4	-	-	-	1	6	-

Financials	368	14	-	5	3	400	3

Funds	-	1,363	34	63	-	1,470	14

Industries	42	-	-	1	1	44	12

Other	27	-	-	6	3	56	7

At December 31	442	1,376	34	74	9	1,979	35

1	Includes investments of Holding and other activities.

Market risk concentrations – shares	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2019 1)	Of which impaired assets

Communication	26	-	-	-	-	32	-

Consumer	7	-	-	-	-	9	2

Financials	416	3	-	14	2	455	1

Funds	-	1,440	17	63	-	1,616	19

Industries	21	-	-	-	1	22	4

Other	29	-	-	7	2	88	2

At December 31	499	1,443	17	84	5	2,221	30

1	Includes investments of Holding and other activities.

Summary of Closing Levels of Certain Major Indices
The table that follows sets forth the closing levels of certain major indices at the end of the last five years.

	2020	2019	2018	2017	2016
S&P 500	3,756	3,231	2,507	2,674	2,239
Nasdaq	12,888	8,973	6,635	6,903	5,383
FTSE 100	6,461	7,542	6,728	7,688	7,143
AEX	625	605	488	545	483

Summary of Sensitivity Analysis of Net Income and Shareholders' Equity to Equity Markets

Immediate change of	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity
2020
Equity increase 10%	146	394
Equity decrease 10%	(208)	(199)
Equity increase 25%	291	725
Equity decrease 25%	(541)	(715)

2019
Equity increase 10%	307	450
Equity decrease 10%	(374)	(525)
Equity increase 25%	721	1,083
Equity decrease 25%	(456)	(837)

Schedule of Interest Rate
The following table shows interest rates at the end of each of the last five years.

	2020		2019		2018		2017		2016
3-month US LIBOR	0.24%		1.91%		2.81%		1.69%		1.00%
3-month EURIBOR	(0.55%	)	(0.38%	)	(0.31%	)	(0.33%	)	(0.32%	)
10-year US Treasury	0.91%		1.91%		2.69%		2.41%		2.43%
10-year Dutch government	(0.48%	)	(0.06%	)	0.39%		0.53%		0.35%

Schedule of Parallel Movement of Yield Curve

Parallel movement of yield curve	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity
2020
Shift up 100 basis points	813	1,690
Shift down 100 basis points	1,174	1,352

2019
Shift up 100 basis points	945	(2,688)
Shift down 100 basis points	(1,236)	1,847

Summary of Information on Three Year Historical Net Income (Loss) and Shareholders' Equity
Information on Aegon’s three year historical net income/(loss) and shareholders’ equity in functional currency are shown in the table below:

	2020	2019	2018
Net income
Americas (in USD)	(611)	1,324	61
United Kingdom (in GBP)	60	(29)	35

Equity in functional currency
Americas (in USD)	19,127	18,123	15,115
United Kingdom (in GBP)	1,391	1,358	1,671

Summary of Exchange Rates of US Dollar and UK Pound per Euro
The exchange rates for US dollar and UK pound per euro for each of the last five year ends are set forth in the table below:

Closing rates	2020	2019	2018	2017	2016
USD	1.22	1.12	1.14	1.20	1.05
GBP	0.90	0.85	0.90	0.89	0.85

Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity
Sensitivity analysis of net income and shareholders’ equity to translation risk

Movement of currency exchange rates 1)	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity
2020
Increase by 15% of USD currencies relative to the euro	(93)	2,848
Increase by 15% of GBP currencies relative to the euro	(43)	1,015
Increase by 15% of non-euro currencies relative to the euro	(52)	3,219
Decrease by 15% of USD currencies relative to the euro	74	(2,066)
Decrease by 15% of GBP currencies relative to the euro	(51)	631
Decrease by 15% of non-euro currencies relative to the euro	45	(2,325)

2019
Increase by 15% of USD currencies relative to the euro	203	2,528
Increase by 15% of GBP currencies relative to the euro	(11)	241
Increase by 15% of non-euro currencies relative to the euro	211	2,906
Decrease by 15% of USD currencies relative to the euro	(158)	(1,830)
Decrease by 15% of GBP currencies relative to the euro	9	(163)
Decrease by 15% of non-euro currencies relative to the euro	(150)	(2,094)

1	The effect of currency exchange movements is reflected as a one-time shift up or down in the value of the non-euro currencies relative to the euro on December 31.

Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows

Maturity analysis – gross undiscounted contractual cash flows (for non- derivatives)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
2020
Trust pass-through securities	-	8	33	91	58	191
Subordinated loans	-	103	382	283	2,842	3,610
Borrowings	-	1,033	6,627	747	1,002	9,410
Lease liabilities	-	45	97	60	76	278
Other financial liabilities	5,333	2,238	197	100	126	7,993
Total financial liabilities (excluding investment/insurance contracts)	5,333	3,427	7,337	1,282	4,105	21,482
Investment contracts 1)	16,699	2,458	1,878	1,072	795	22,903
Investment contracts for account of policyholders 1)	30,515	27,513	8	4	3	58,043
Total investment contracts	47,214	29,971	1,886	1,077	798	80,946
2019
Trust pass-through securities	-	9	36	106	67	218
Subordinated loans	-	109	437	347	3,077	3,971
Borrowings	-	3,967	4,202	1,109	1,119	10,397
Lease liabilities	-	51	120	66	92	331
Other financial liabilities	4,867	2,713	313	96	257	8,245
Total financial liabilities (excluding investment/ insurance contracts)	4,867	6,798	4,988	1,658	4,520	22,831
Investment contracts 1)	14,281	1,930	1,888	1,001	795	19,895
Investment contracts for account of policyholders 1)	32,463	26,298	6	3	2	58,772
Total investment contracts	46,744	28,228	1,894	1,004	797	78,667

1	Excluding investment contracts with discretionary participating features.

Summary of Financial Liabilities Relating to Insurance and Investment Contracts
The cash benefit payments are presented on an undiscounted basis and are before deduction of tax and before reinsurance.

Financial liabilities relating to insurance and investment contracts 1)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
2020
Insurance contracts	-	4,269	16,104	18,382	119,092	157,847
Insurance contracts for account of policyholders	-	10,546	37,153	35,257	117,005	199,961
Investment contracts	-	8,733	8,000	2,998	3,957	23,688
Investment contracts for account of policyholders	165	12,004	27,435	28,318	72,063	139,986
	165	35,552	88,693	84,955	312,117	521,482
2019
Insurance contracts	-	3,500	13,003	15,668	119,044	151,216
Insurance contracts for account of policyholders	-	9,666	36,782	36,571	130,299	213,318
Investment contracts	-	8,857	5,837	2,503	4,347	21,544
Investment contracts for account of policyholders	181	10,311	28,244	31,766	81,024	151,527
	181	32,335	83,868	86,508	334,714	537,605

1
The liability amount in the consolidated financial statements reflects the discounting for interest as well as adjustments for the timing of other factors as described above. As a result, the sum of the cash benefit payments shown for all years in the table exceeds the corresponding liability amounts included in notes 34 Insurance contracts and 35 Investments contracts.

Summary Of Maturity Analysis For Derivative Financial Instruments
The following table details the Group’s liquidity analysis for its derivative financial instruments, based on the undiscounted contractual net cash inflows and outflows on derivative instruments that settle on a net basis, and the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

Maturity analysis relating to derivatives 1) (Contractual cash flows)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
2020
Gross settled
Cash inflows	-	23,118	3,073	3,119	7,554	36,863
Cash outflows	-	(23,429)	(2,267)	(1,974)	(4,782)	(32,451)

Net settled
Cash inflows	-	612	2,293	2,870	5,418	11,193
Cash outflows	-	(797)	(1,784)	(2,258)	(6,604)	(11,444)
2019
Gross settled
Cash inflows	-	17,162	3,098	4,470	11,628	36,357
Cash outflows	-	(17,056)	(2,922)	(3,570)	(10,071)	(33,619)

Net settled
Cash inflows	-	865	3,091	3,537	6,798	14,292
Cash outflows	-	(983)	(2,594)	(2,832)	(7,716)	(14,126)

1
Derivatives includes all financial derivatives regardless whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.